Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000161384
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Class A
Trading Symbol	AAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 60,890,262
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 523,226
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161385
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Institutional Class
Trading Symbol	AAMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 60,890,262
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 523,226
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161386
Shareholder Report [Line Items]
Fund Name	Absolute Capital Asset Allocator Fund
Class Name	Investor Class
Trading Symbol	AAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$264	2.51%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.51%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 60,890,262
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 523,226
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$60,890,262
Number of Portfolio Holdings	27
Advisory Fee	$523,226
Portfolio Turnover	78%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core Dividend ETF	8.3%
Vanguard S&P 500 Growth ETF	8.2%
United States Treasury Bill, 0.000%, 10/02/25	8.2%
SPDR S&P 1500 Value Tilt ETF	6.9%
Vanguard Communication Services ETF	6.4%
Technology Select Sector SPDR Fund	6.0%
Vanguard Russell 2000 ETF	5.0%
Vanguard S&P 500 ETF	4.0%
Vanguard Mid-Cap Growth ETF	3.9%
Goldman Sachs Group, Inc. (The)	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161387
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Class A
Trading Symbol	ACMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$206	1.97%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.97%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 27,728,483
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 260,837
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161388
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Institutional Class
Trading Symbol	ACMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$181	1.73%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.73%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 27,728,483
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 260,837
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000161389
Shareholder Report [Line Items]
Fund Name	Absolute Capital Defender Fund
Class Name	Investor Class
Trading Symbol	ACMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.
Additional Information Phone Number	877-594-1249
Additional Information Website	https://www.abscapfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$284	2.73%

Expenses Paid, Amount	$ 284
Expense Ratio, Percent	2.73%
Performance Inception Date	Dec. 18, 2015
AssetsNet	$ 27,728,483
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 260,837
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,728,483
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$260,837
Portfolio Turnover	78%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Industrials	1.0%
Materials	1.1%
Consumer Staples	1.7%
Communications	1.7%
Fixed Income	2.8%
Technology	3.7%
Money Market Funds	7.1%
Financials	8.7%
U.S. Treasury Obligations	16.6%
Equity	57.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.7%
iShares Core Dividend ETF	9.4%
United States Treasury Bill, 0.000%, 10/02/25	9.0%
iShares Morningstar Value ETF	6.7%
Vanguard Communication Services ETF	5.6%
Invesco S&P 500 Revenue ETF	5.4%
United States Treasury Note, 3.875%, 12/31/27	5.1%
Vanguard Consumer Staples ETF	3.5%
Technology Select Sector SPDR Fund	3.5%
Goldman Sachs Group, Inc. (The)	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000133836
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	No-Load Class
Trading Symbol	TEBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$191	1.78%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.78%
AssetsNet	$ 73,346,078
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 623,349
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,346,078
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$623,349
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.8%
Invesco QQQ Trust Series 1 ETF	17.5%
Berkshire Hathaway, Inc., Class A	9.2%
SPDR S&P 500 ETF	8.8%
iShares Semiconductor ETF	8.7%
SPDR Dow Jones Industrial Average ETF	7.2%
United States Treasury Bill, 0.000%, 10/02/25	7.1%
iShares Core S&P Small-Cap ETF	3.1%
Financial Select Sector SPDR ETF	3.0%
iShares Russell 2000 ETF	2.9%

C000248905
Shareholder Report [Line Items]
Fund Name	The Teberg Fund
Class Name	Investor Class
Trading Symbol	ABSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.
Additional Information Phone Number	1-866-209-1964
Additional Information Website	www.abscapfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$286	2.70%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.70%
AssetsNet	$ 73,346,078
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 623,349
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$73,346,078
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$623,349
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.8%
Invesco QQQ Trust Series 1 ETF	17.5%
Berkshire Hathaway, Inc., Class A	9.2%
SPDR S&P 500 ETF	8.8%
iShares Semiconductor ETF	8.7%
SPDR Dow Jones Industrial Average ETF	7.2%
United States Treasury Bill, 0.000%, 10/02/25	7.1%
iShares Core S&P Small-Cap ETF	3.1%
Financial Select Sector SPDR ETF	3.0%
iShares Russell 2000 ETF	2.9%